Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000028070 | Lennox International, Inc.FR_526107107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028070 | Manhattan Associates, Inc.FR_562750109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028070 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028070 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028070 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028070 | TechnipFMC PLCFR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028070 | Comfort Systems USA, Inc.FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028070 | Ryan Specialty Holdings, Inc.FR_78351F107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028070 | iShares Russell 2000 Growth ETFFR_464287648
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028070 | Universal Display Corp.FR_91347P105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028070 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000028070 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000028070 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000028070 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000028070 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000028070 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028070 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028070 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028070 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028070 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028070 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000028067 | Lennox International, Inc.FR_526107107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028067 | Manhattan Associates, Inc.FR_562750109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028067 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028067 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028067 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028067 | TechnipFMC PLCFR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028067 | Comfort Systems USA, Inc.FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028067 | Ryan Specialty Holdings, Inc.FR_78351F107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028067 | iShares Russell 2000 Growth ETFFR_464287648
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028067 | Universal Display Corp.FR_91347P105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028067 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000028067 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000028067 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000028067 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000028067 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000028067 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028067 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028067 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028067 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028067 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028067 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000028069 | Lennox International, Inc.FR_526107107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028069 | Manhattan Associates, Inc.FR_562750109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028069 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028069 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028069 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028069 | TechnipFMC PLCFR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028069 | Comfort Systems USA, Inc.FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028069 | Ryan Specialty Holdings, Inc.FR_78351F107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028069 | iShares Russell 2000 Growth ETFFR_464287648
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028069 | Universal Display Corp.FR_91347P105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028069 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000028069 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000028069 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000028069 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000028069 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000028069 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028069 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028069 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028069 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028069 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028069 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000028073 | Lennox International, Inc.FR_526107107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028073 | Manhattan Associates, Inc.FR_562750109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028073 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028073 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028073 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028073 | TechnipFMC PLCFR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028073 | Comfort Systems USA, Inc.FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028073 | Ryan Specialty Holdings, Inc.FR_78351F107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028073 | iShares Russell 2000 Growth ETFFR_464287648
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028073 | Universal Display Corp.FR_91347P105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028073 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000028073 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000028073 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000028073 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000028073 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000028073 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028073 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028073 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028073 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028073 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028073 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000144785 | Lennox International, Inc.FR_526107107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144785 | Manhattan Associates, Inc.FR_562750109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144785 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144785 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144785 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144785 | TechnipFMC PLCFR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000144785 | Comfort Systems USA, Inc.FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144785 | Ryan Specialty Holdings, Inc.FR_78351F107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144785 | iShares Russell 2000 Growth ETFFR_464287648
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144785 | Universal Display Corp.FR_91347P105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144785 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000144785 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000144785 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000144785 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000144785 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000144785 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000144785 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000144785 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144785 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000144785 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000144785 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)